Shareholder Report, Average Annual Return (Details) 1014038_Franklin FTSE Canada ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	101 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin FTSE Canada ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin FTSE Canada ETF (NAV)
Average Annual Return, Percent	34.36%	12.66%	10.95%
FTSE Canada Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Canada Index-NR
Average Annual Return, Percent	34.16%	12.45%	10.71%
FTSE Canada Capped Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Canada Capped Index-NR
Average Annual Return, Percent	34.16%	12.45%	10.71%